Net interest income - Summary of Interest Income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest income1 [Abstract]
Interest from commercial papers and notes	$ 936,559,886	$ 762,890,456	$ 952,693,896
Interest from government securities	813,984,609	835,435,997	3,290,206,169
Interest from credit card loans	784,477,707	568,139,062	803,661,172
Interest from consumer loans	757,233,199	401,920,077	373,169,446
Interest from other loans	545,679,227	325,990,376	486,600,151
Interest from overdrafts	459,785,211	398,613,271	504,122,894
CER clause adjustment	377,730,451	1,301,945,014	1,085,457,592
UVA clause adjustment	180,275,695	290,768,978	319,910,898
Interest from pledge loans	147,917,688	81,996,072	105,405,119
Interest from loans for the prefinancing and financing of exports	115,867,339	21,916,652	6,888,212
Interest on loans to the financial institutions	72,744,244	22,095,661	18,348,721
Interest from mortgage loans	36,002,504	20,174,400	18,510,280
Interest from financial leases	16,891,440	17,042,378	27,087,723
Interest from private securities	4,425,625	5,733,351	9,921,173
Premium for reverse repurchase agreements	293,225	1,112,693,899	1,112,100,220
Other financial interest income	46,530,074	10,458,576	6,734,255
TOTAL	$ 5,296,398,124	$ 6,177,814,220	$ 9,120,817,921